Common Stock and Equity-Based Compensation (Tables)	12 Months Ended
Sep. 30, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Common Stock Share Activity
UGI Common Stock share activity for Fiscal 2016, Fiscal 2017 and Fiscal 2018 follows:

	Issued	Treasury	Outstanding
Balance at September 30, 2015	173,806,991	(1,418,488)	172,388,503
Issued:
Employee and director plans	87,150	2,355,202	2,442,352
Repurchases of common stock	—	(1,250,000)	(1,250,000)
Reacquired common stock – employee and director plans	—	(620,406)	(620,406)
Balance at September 30, 2016	173,894,141	(933,692)	172,960,449
Issued:
Employee and director plans	93,550	1,051,704	1,145,254
Sale of reacquired common stock	—	50,000	50,000
Repurchases of common stock	—	(900,000)	(900,000)
Reacquired common stock – employee and director plans	—	(111,966)	(111,966)
Balance at September 30, 2017	173,987,691	(843,954)	173,143,737
Issued:
Employee and director plans	155,306	1,804,712	1,960,018
Repurchases of common stock	—	(1,200,000)	(1,200,000)
Reacquired common stock – employee and director plans	—	(154,780)	(154,780)
Balance at September 30, 2018	174,142,997	(394,022)	173,748,975

Stock Option Awards
Stock option transactions under equity-based compensation plans during Fiscal 2016, Fiscal 2017 and Fiscal 2018 follow:

	Shares	Weighted Average Option Price	Total Intrinsic Value	Weighted Average Contract Term (Years)
Shares under option — September 30, 2015	9,255,377	$23.97	$104.5	6.6
Granted	1,510,625	$34.67
Canceled	(84,213)	$34.13
Exercised	(2,193,338)	$20.38	$40.1
Shares under option — September 30, 2016	8,488,451	$26.68	$157.6	6.6
Granted	1,343,800	$46.51
Canceled	(60,236)	$41.86
Exercised	(990,267)	$21.40	$26.7
Shares under option — September 30, 2017	8,781,748	$30.20	$146.7	6.3
Granted	1,401,400	$47.85
Canceled	(152,017)	$42.14
Expired	(1,666)	$35.80
Exercised	(1,832,396)	$26.00	$44.5
Shares under option — September 30, 2018	8,197,069	$33.93	$176.6	6.2
Options exercisable — September 30, 2016	5,522,370	$22.94
Options exercisable — September 30, 2017	5,973,668	$25.53
Options exercisable — September 30, 2018	5,498,330	$28.63	$147.6	5.1
Options not exercisable — September 30, 2018	2,698,739	$44.75	$29.0	8.1

Additional Information Relating to Stock Options Outstanding and Exercisable
The following table presents additional information relating to stock options outstanding and exercisable at September 30, 2018:

	Range of exercise prices
	Under $25.00	$25.00 – $30.00	$30.01 – $35.00	$35.01 – $40.00	Over $40.00
Options outstanding at September 30, 2018:
Number of options	2,322,904	1,133,676	1,150,685	917,843	2,671,961
Weighted average remaining contractual life (in years)	3.3	5.0	7.1	6.3	8.8
Weighted average exercise price	$20.53	$27.38	$33.66	$37.80	$47.16
Options exercisable at September 30, 2018:
Number of options	2,322,904	1,133,676	714,201	809,899	517,650
Weighted average exercise price	$20.53	$27.38	$33.59	$37.81	$46.46

Assumptions Used for Valuing Option Grants
The assumptions we used for valuing option grants during Fiscal 2018, Fiscal 2017 and Fiscal 2016 are as follows:

	2018	2017	2016
Expected life of option	6.00 years	5.75 years	5.75 years
Weighted average volatility	17.5%	19.8%	19.5%
Weighted average dividend yield	2.1%	2.1%	2.6%
Expected volatility	17.5%	19.8%	19.3%
Expected dividend yield	2.1%	2.1%	2.6%
Risk free rate	2.2% – 2.9%	1.8% – 2.1%	1.2% – 1.9%

Weighted Average Assumptions Used to Determine the Fair Value of UGI Performance Unit Awards and Related Compensation Costs
The following table summarizes the weighted average assumptions used to determine the fair value of UGI Performance Unit awards and related compensation costs:

	Grants Awarded in Fiscal Year
	2018	2017	2016
Risk free rate	2.0%	1.5%	1.3%
Expected life	3 years	3 years	3 years
Expected volatility	18.9%	18.9%	17.5%
Dividend yield	2.1%	2.1%	2.7%

UGI Performance Unit Award Activity
The following table summarizes UGI Unit award activity for Fiscal 2018:

	UGI Units	Weighted-Average Grant-Date Fair Value (per Unit)
Total UGI Units at September 30, 2017 (a)	978,834	$28.83
UGI Performance Units:
Granted	143,800	$55.26
Forfeited	(38,542)	$41.19
Performance criteria not met	(43,672)	$37.57
Unit awards paid	(92,950)	$37.85
UGI Stock Units:
Granted (b)	52,314	$48.11
Unit awards paid	(40,066)	$21.39
Total UGI Units at September 30, 2018 (a)	959,718	$32.38

(a)
Total UGI Units includes UGI Stock Units issued to non-employee directors, which vest on the grant date, and UGI Performance Units and UGI Stock Units issued to retirement-eligible employees that vest on an accelerated basis. Total vested restricted units at September 30, 2018 and September 30, 2017 were 660,795 and 660,886, respectively.

(b)	Generally, shares granted under UGI Stock Unit awards are paid approximately 70% in shares. UGI Stock Unit awards granted in Fiscal 2017 and Fiscal 2016 were 42,079 and 52,493, respectively.

Schedule of Payment for UGI Performance Unit and UGI Stock Unit Awards in Shares and Cash
During Fiscal 2018, Fiscal 2017 and Fiscal 2016, the Company paid UGI Performance Unit and UGI Stock Unit awards in shares and cash as follows:

	2018	2017	2016
UGI Performance Unit awards:
Number of original awards granted, net of forfeitures	136,621	178,450	308,362
Performance period beginning January 1:	2015	2014	2013
Payment of awards:
Shares of UGI Common Stock issued, net of shares withheld for taxes	69,680	138,985	209,592
Cash paid	$1.6	$10.9	$13.9
UGI Stock Unit awards:
Number of original awards granted, net of forfeitures	39,680	43,699	51,037
Payment of awards:
Shares of UGI Common Stock issued, net of shares withheld for taxes	29,095	15,990	39,422
Cash paid	$0.6	$0.3	$0.7

Weighted Average Assumption Used to Determine the Fair Value of AmeriGas Performance Unit Awards and Related Compensation Costs
The following table summarizes the weighted-average assumptions used to determine the fair value of AmeriGas Performance Unit awards subject to market-based conditions and related compensation costs:

	Grants Awarded in Fiscal Year
	2018	2017	2016
Risk-free rate	2.0%	1.5%	1.3%
Expected life	3 years	3 years	3 years
Expected volatility	21.1%	21.7%	20.6%
Dividend yield	8.2%	7.8%	10.7%

AmeriGas Common Unit Based Award Activity
The following table summarizes AmeriGas Common Unit-based award activity for Fiscal 2018:

	AmeriGas Partners Common Units	Weighted-Average Grant-Date Fair Value (per Unit)
Total Units at September 30, 2017 (a)	218,224	$50.03
AmeriGas Performance Units:
Granted	55,550	$52.14
Forfeited	(1,900)	$56.70
Awards paid	(18,874)	$46.23
Performance criteria not met	(37,099)	$86.53
AmeriGas Stock Units:
Granted	29,261	$46.09
Forfeited	(400)	$45.66
Awards paid	(8,000)	$(45.62)
Total Units at September 30, 2018 (a)	236,762	$47.12

(a)
Total units includes AmeriGas Stock Units issued to non-employee directors, which vest on the grant date, and AmeriGas Performance Units and AmeriGas Stock Units issued to retirement-eligible employees that vest on an accelerated basis. Total vested restricted units at September 30, 2018 and September 30, 2017 were 71,148 and 65,989, respectively.

AmeriGas Common Unit Based Awards in Common Units and Cash
During Fiscal 2018, Fiscal 2017 and Fiscal 2016, the Partnership paid AmeriGas Performance Unit and AmeriGas Stock Unit awards in Common Units and cash as follows:

	2018	2017	2016
AmeriGas Performance Unit awards:
Number of Common Units subject to original awards granted, net of forfeitures	65,525	53,800	44,800
Performance periods beginning in fiscal year:	2015	2014	2013
Payment of awards:
AmeriGas Partners Common Units issued, net of units withheld for taxes	13,164	29,489	23,017
Cash paid	$1.2	$2.9	$1.7
AmeriGas Stock Unit awards:
Number of Common Units subject to original awards granted, net of forfeitures	14,811	32,658	20,336
Payment of awards:
AmeriGas Partners Common Units issued, net of units withheld for taxes	5,322	3,932	9,272
Cash paid	$0.1	$0.1	$0.4